INTEREST AND FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Camino Rojo Project Loan
Borrowings
Schedule of interest and finance expense

	2020	2019
Accretion on Camino Rojo project loan (note 11)	$2,860	$162
Accretion on Newmont loan (note 12)	1,295	1,110
Interest expense on leases	7	4
Interest income	(267)	(107)
	$3,895	$1,169

Newmont Loan
Borrowings
Schedule of interest and finance expense

	2019	2019	2019
	Before changes	After changes	Adjustment
Interest income	(107)	(107)	—
Accretion on Newmont Loan	1,110	1,110	—
Interest expense	81	—	81
Amortization of project loan transaction costs	85	—	85
Accretion on Camino Rojo project loan	—	162	(162)
Interest expense on leases	—	4	(4)
	1,169	1,169	$—